NOTES PAYABLE	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
NOTES PAYABLE

At August 31, 2011 the Company had notes payable and accrued interest totaling $260,045. Included in this amount are four separate unsecured notes payable to unrelated entities totaling $146,901. The notes are due on demand and accrue interest at a rate of 8.0% per annum.  Also included under our wholly owned subsidiary are notes payables due to four unrelated entities totaling $113,144.  The notes are unsecured, due on demand and accrue interest at a rate of 10.5% per annum.  Interest expense for the three months ended August 31, 2011 was $5,671. The interest expense for three months ended August 31, 2010 was $6,007.